UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      JAT Capital Management, L.P.

Address:   One Fawcett Place
           Greenwich, CT 06830


Form 13F File Number: 028-12755


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Zweig
Title:  General Counsel and Chief Compliance Officer
Phone:  (203) 608-3100

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew Zweig                  Greenwich, CT                      5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $    2,023,020
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARM HLDGS PLC                SPONSORED ADR    042068106   82,795 1,954,100 SH       SOLE                1,954,100      0    0
CBS CORP NEW                 CL B             124857202   92,790 1,987,355 SH       SOLE                1,987,355      0    0
CIRRUS LOGIC INC             COM              172755100   13,698   602,100 SH       SOLE                  602,100      0    0
COMCAST CORP NEW             CL A             20030N101   86,879 2,069,544 SH       SOLE                2,069,544      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   37,801 1,768,054 SH       SOLE                1,768,054      0    0
EQUINIX INC                  COM NEW          29444U502   95,318   440,653 SH       SOLE                  440,653      0    0
EQUINIX INC                  COM NEW          29444U502  184,426   852,600 SH  CALL SOLE                  852,600      0    0
FACEBOOK INC                 CL A             30303M102   25,580 1,000,000 SH       SOLE                1,000,000      0    0
FLEETCOR TECHNOLOGIES INC    COM              339041105   13,984   182,388 SH       SOLE                  182,388      0    0
GROUPON INC                  COM CL A         399473107    3,903   637,766 SH       SOLE                  637,766      0    0
IAC INTERACTIVECORP          COM PAR $.001    44919P508    5,808   130,000 SH       SOLE                  130,000      0    0
INTUIT                       COM              461202103  128,497 1,957,009 SH       SOLE                1,957,009      0    0
JIVE SOFTWARE INC            COM              47760A108   35,313 2,323,208 SH       SOLE                2,323,208      0    0
LAS VEGAS SANDS CORP         COM              517834107  128,485 2,280,125 SH       SOLE                2,280,125      0    0
LEAP WIRELESS INTL INC       COM NEW          521863308    2,632   446,442 SH       SOLE                  446,442      0    0
LIBERTY GLOBAL INC           COM SER A        530555101   62,912   857,340 SH       SOLE                  857,340      0    0
LINKEDIN CORP                COM CL A         53578A108  110,099   625,348 SH       SOLE                  625,348      0    0
LIONS GATE ENTMNT CORP       COM NEW          535919203   29,477 1,240,103 SH       SOLE                1,240,103      0    0
LIVE NATION ENTERTAINMENT IN COM              538034109   13,770 1,113,174 SH       SOLE                1,113,174      0    0
MADISON SQUARE GARDEN CO     CL A             55826P100   49,345   856,684 SH       SOLE                  856,684      0    0
MASTERCARD INC               CL A             57636Q104   35,985    66,500 SH       SOLE                   66,500      0    0
MCGRAW HILL COS INC          COM              580645109   54,528 1,047,000 SH       SOLE                1,047,000      0    0
NETSUITE INC                 COM              64118Q107    7,109    88,798 SH       SOLE                   88,798      0    0
OPENTABLE INC                COM              68372A104   60,122   954,626 SH       SOLE                  954,626      0    0
PANDORA MEDIA INC            COM              698354107   50,625 3,575,246 SH       SOLE                3,575,246      0    0
QUALCOMM INC                 COM              747525103   46,389   693,000 SH       SOLE                  693,000      0    0
RESEARCH IN MOTION LTD       COM              760975102   57,058 3,950,000 SH       SOLE                3,950,000      0    0
ROBERT HALF INTL INC         COM              770323103   35,515   946,300 SH       SOLE                  946,300      0    0
ROYAL CARIBBEAN CRUISES LTD  COM              V7780T103   81,624 2,457,081 SH       SOLE                2,457,081      0    0
SALESFORCE COM INC           COM              79466L302   42,288   236,469 SH       SOLE                  236,469      0    0
SBA COMMUNICATIONS CORP      COM              78388J106   70,925   985,074 SH       SOLE                  985,074      0    0
SIRIUS XM RADIO INC          COM              82967N108   14,086 4,573,438 SH       SOLE                4,573,438      0    0
SPLUNK INC                   COM              848637104   22,733   567,889 SH       SOLE                  567,889      0    0
TIME WARNER INC              COM NEW          887317303  158,209 2,745,730 SH       SOLE                2,745,730      0    0
TRIPADVISOR INC              COM              896945201   21,716   413,487 SH       SOLE                  413,487      0    0
VISA INC                     COM CL A         92826C839   23,438   138,000 SH       SOLE                  138,000      0    0
WORKDAY INC                  CL A             98138H101   23,401   379,698 SH       SOLE                  379,698      0    0
YELP INC                     CL A             985817105   13,757   580,219 SH       SOLE                  580,219      0    0
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